Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REVENUES:
Sales of products	$ 588,396	$ 537,370	$ 403,963
Service rendered	218,006	215,147	178,783
Total Revenues	806,402	752,517	582,746
COST OF REVENUES:
Cost of products sold	304,455	285,503	223,981
Cost of service rendered	129,540	127,216	105,572
Total Cost of Revenues	433,995	412,719	329,553
GROSS PROFIT	372,407	339,798	253,193
RESEARCH AND DEVELOPMENT COSTS:
Expenses incurred	112,425	108,516	91,320
Less - government participations	5,330	4,662	2,669
NET RESEARCH AND DEVELOPMENT COSTS	107,095	103,854	88,651
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	124,356	117,493	96,169
EQUITY IN EARNINGS OF FRONTLINE	(3,445)	(5,849)	(5,769)
AMORTIZATION OF INTANGIBLE ASSETS	27,456	30,224	19,235
GAIN FROM THE SALE OF THE THERMAL PRODUCTS BUSINESS		(628)
SPTS ACQUISITION COSTS			6,761
OPERATING INCOME	116,945	94,704	48,146
FINANCIAL EXPENSES - net	21,042	23,585	9,046
INCOME BEFORE TAXES ON INCOME	95,903	71,119	39,100
TAXES ON INCOME	16,308	13,788	3,419
SHARE IN LOSSES OF EQUITY METHOD INVESTEE	600	615	417
NET INCOME	78,995	56,716	35,264
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	443	55	116
NET INCOME ATTRIBUTABLE TO ORBOTECH LTD.	$ 79,438	$ 56,771	$ 35,380
EARNING PER SHARE ATTRIBUTABLE TO ORBOTECH LTD.:
Basic	$ 1.74	$ 1.34	$ 0.85
Diluted	$ 1.71	$ 1.31	$ 0.83
WEIGHTED AVERAGE NUMBER OF SHARES USED IN COMPUTATION OF EARNINGS PER SHARE - IN THOUSANDS:
Basic	45,534	42,412	41,703
Diluted	46,461	43,322	42,757